Income taxes (Tables)	12 Months Ended
Nov. 30, 2019
Major components of tax expense (income) [abstract]
Summary of major component of income tax and deferred tax explanatory

Summary of reconciliation between effective and income tax amounts explanatory

Summary of temporary difference, unused tax losses and unused tax credits

Summary of amounts and expiry dates of tax attributes carry forward explanatory